RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Disclosure of Related Parties [Abstract]
Disclosure of related party [text block]
NOTE 35 – RELATED PARTIES

To verify the correct identification of relationships and transaction with related parties, Grupo Aval has established a specific written Procedure for the Identification and Disclosure of Balances and Transactions with Related Parties. Such procedure is communicated and made available to our personnel through Grupo Aval’s intranet. In application of this procedure, our members of the board of directors and our key management personnel are periodically required to identify close family members and entities over which such persons have significant influence. Such process is conducted by a written request containing the criteria that such person must consider in order to provide information on close family members and entities that must be disclosed as their related parties.

In addition, Grupo Aval Vice-Presidency of Accounting Consolidation periodically performs an evaluation of its controlling and non-controlling investments in other entities to identify if such entities should be treated as a related entity.

In October 28, 2015, Grupo Aval’s board of directors approved a Reference Framework for Institutional Relations applicable to Grupo Aval and its subsidiaries. Among other things, such framework established guidelines for intragroup operations oriented to regulate this type of transactions and to generate an adequate balance between the best interests of Grupo Aval at a consolidated level and that of the minority shareholders of the entities forming part of Grupo Aval and/or its subsidiaries. The following are some of the guidelines included in the abovementioned corporate framework:

•
Grupo Aval and its subsidiaries shall permanently carry out the registration of the operations performed with related parties, identifying the type of operation, its purpose, economic conditions and authorizations received when applicable.

•
Grupo Aval and its subsidiaries shall establish limits of indebtedness or exposure and perform constant monitoring of the intragroup operations, complying for such purpose with the restrictions set forth under applicable regulations.

•	All intragroup operations shall be fully identified by accounting areas of the respective entities.

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Authorization levels are defined within the governance and control structure, assigned as may be deemed adequate as a function of the magnitude and type of transaction, keeping the evidence of such authorizations.

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It should be verified that related party transactions are carried out for a good and valuable consideration, at market conditions, maintaining a financial equilibrium in the relationships between the entities participating in the operation.

This Reference Framework for Institutional Relations was also submitted to the consideration and approval of the Board of Directors of our subsidiaries and has been made available in the web sites of Grupo Aval and its subsidiaries.

Balances as of December 31, 2017 and 2016, with related parties, are detailed in the following tables:

	Individuals				Entity
December 31, 2017	Mr. Sarmiento Angulo and relatives		Key management personnel		Associates and joint ventures		Entities controlled by individuals		Entities with significant influence by individuals

Assets
Cash and equivalents	Ps.	-	Ps.	-	Ps.	11	Ps.	-	Ps.	67
Financial assets in investments		-		-		910,310		1,249		-
Financial assets in credit operations		3,066		10,665		1,492,067		1,301,697		3,385
Accounts receivable		11		33		59,588		4,421		-
Other assets		-		-		156,636		3,661		18

Liabilities
Deposits	Ps.	21,257	Ps.	20,192	Ps.	2,535,339	Ps.	1,566,160	Ps.	1,275
Accounts payable		103		700		15,353		322,275		18,671
Financial obligations		4		10		16,435		1,249		-
Other liabilities		-		4		7,424		49		-

	Individuals				Entity
December 31, 2016	Mr. Sarmiento Angulo and relatives		Key management personnel		Associates and joint ventures		Entities controlled by individuals		Entities with significant influence by individuals

Assets
Cash and equivalents	Ps.	-	Ps.	-	Ps.	-	Ps.	-	Ps.	-
Financial assets in investments		-		-		157,427		-		-
Financial assets in credit operations		3,897		9,520		1,809,972		1,276,534		24,695
Accounts receivable		3		28		157,725		8,781		125,532
Other assets		-		1		41,168		30,068		-

Liabilities
Deposits	Ps.	100,787	Ps.	39,431	Ps.	2,610,620	Ps.	446,802	Ps.	588
Accounts payable		73		582		16,215		641,363		37,831
Financial obligations		3		308		9,445		-		-
Other liabilities		-		-		1,984		3,982		-

Transactions during the years ended as of December 31, 2017, 2016 and 2015, with related parties are as follows:

a.	Profit or loss

	Individuals			Entity
December 31, 2017	Mr. Sarmiento Angulo and relatives		Key management personnel	Associates and joint ventures	Entities controlled by individuals	Entities with significant influence by individuals

Income
Interest income	Ps.	164	757	155,690	123,671	543
Fee income and commissions		5	48	26,249	57,180	-
Leases		-	-	321	301	-
Other income		4	59	236,871	6,391	-

Expenses
Financial expenses		243	1,197	129,335	30,431	6
Fee expenses and commissions		4	1,510	24,039	3,276	1
Operating expenses		-	9,706	3,572	1,892	113
Other expenses		-	1,635	32,691	34,400	-

	Individuals			Entity
December 31, 2016	Mr. Sarmiento Angulo and relatives		Key management personnel	Associates and joint ventures	Entities controlled by individuals	Entities with significant influence by individuals

Income
Interest income	Ps.	28	321	81,646	64,299	789
Fee income and commissions		4	28	12,717	33,659	-
Leases		-	-	66	290	30
Other income		440	-	171,405	2,957	9.915

Expenses
Financial expenses		84	656	88,800	19,064	-
Fee expenses and commissions		333	931	15,451	2,674	143
Operating expenses		-	5,588	75	2,060	1
Other expenses		11	1,390	193,762	15,159	811

	Individuals			Entity
December 31, 2015	Mr. Sarmiento Angulo and relatives		Key management personnel	Associates and joint ventures	Entities controlled by individuals	Entities with significant influence by individuals

Income
Interest income	Ps.	84	379	66,562	23,506	1,122
Fee income and commissions		3	28	6,471	26,775	-
Leases		-	-	278	262	19
Other income		2	80	190,571	2,423	5,786

Expenses
Financial expenses		163	209	324	18,001	-
Fee expenses and commissions		2	1,327	13,597	1,227	8
Operating expenses		-	8,288	114	1,963	-
Other expenses		5	154	71,759	27,916	60

Outstanding amounts are not guaranteed and shall be liquidated in cash. Guarantees have not been granted or received. No expense has been recognized during the current period nor in previous periods with respect to uncollectable or accounts of doubtful collection relating to amounts in debt by related parties.

b.	Compensation of Key Management Personnel

The compensation received by the key personnel of the management comprises the following:

	Years ended as of
Items	December 31, 2017		December 31, 2016		December 31, 2015
Salaries	Ps.	17,073	Ps.	15,731	Ps.	14,271
Short term benefits for employees		3,167		10,664		12,282
Total	Ps.	20,240	Ps.	26,395	Ps.	26,553

Transactions with our related parties correspond primarily to normal course of banking business activities effected in market conditions.  Such transactions include demand and saving deposits, time deposits, commercial, consumer and mortgage loans, financial leases, payment of dividends and or interest.